STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments
Fixed income securities, at fair value (amortized cost, net $4,293,492 and $4,023,107)	$ 4,918,874	$ 4,434,362
Mortgage loans, net	621,702	733,258
Equity securities, at fair value (cost $182,261 and $233,118)	251,437	274,133
Limited partnership interests	343,251	386,310
Short-term, at fair value (amortized cost $132,970 and $224,111)	133,045	224,098
Policy loans	37,294	38,583
Other	8,097	5,237
Total investments	6,313,700	6,095,981
Cash	10,840	9,273
Deferred policy acquisition costs	101,212	124,118
Reinsurance recoverable	223,349	229,759
Accrued investment income	45,790	46,846
Current income taxes receivable	7,654	0
Other assets, net	332,338	399,126
Reinsurance receivable from parent	4,919	1,218
Separate Accounts	286,751	265,546
Total assets	7,326,553	7,171,867
Liabilities
Contractholder funds	2,464,770	2,547,968
Reserve for life-contingent contract benefits	2,698,383	2,411,809
Current income taxes payable	0	31,713
Deferred income taxes	166,881	154,849
Other liabilities and accrued expenses	108,440	188,362
Payable to affiliates, net	4,349	4,973
Separate Accounts	286,751	265,546
Total liabilities	5,729,574	5,605,220
Commitments and Contingent Liabilities (Note 11)
Shareholder’s Equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	1,242,580	1,299,868
Unrealized net capital gains and losses [Abstract]
Unrealized net capital gains and losses on fixed income securities with credit losses	0	664
Other unrealized net capital gains and losses	493,834	324,055
Unrealized adjustment to DAC, DSI and insurance reserves	(283,024)	(200,010)
Total unrealized net capital gains and losses	210,810	124,709
Unrealized foreign currency translation adjustments	560	(959)
Total accumulated other comprehensive income (“AOCI”)	211,370	123,750
Total shareholder’s equity	1,596,979	1,566,647
Total liabilities and shareholder’s equity	$ 7,326,553	$ 7,171,867